CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Net revenue	¥ 5,805,901	¥ 4,895,633	¥ 3,434,620
Sales and marketing	1,196,429	656,603	573,974
Origination, servicing and other operating costs	882,957	976,172	776,841
Research and development expense	411,876	148,754	151,924
General and administrative	274,673	231,135	271,794
Other income, net	1,848	20,000	30,921
Related parties
Related Party Transaction [Line Items]
Net revenue	32,192	141,595	411,010
Sales and marketing	0	24	38
Origination, servicing and other operating costs	283,907	324,854	350,311
Research and development expense	252,802	52,468	65,268
General and administrative	27,339	19,567	35,368
Other income, net	¥ 1,003	¥ 0	¥ 0